May 30, 2017	Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com Jacob C. Tiedt Associate +1 312 609 7697 jtiedt@vedderprice.com

Via EDGAR Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549
Re:	Touchstone Strategic Trust (File No. 811-03651) (the “Registrant”) Registration Statement on Form N-14

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance by the series of the Registrant set forth in the table below (each, an “Acquiring Fund”) of shares of beneficial interest belonging to the classes indicated in connection with the reorganization of each of the corresponding series of Sentinel Group Funds, Inc. (each, a “Target Fund”) into the applicable Acquiring Fund (the “Reorganizations”).

Acquiring Fund	Corresponding Target Fund
Touchstone Flexible Income Fund	Sentinel Multi-Asset Income Fund
Class A
Class C
Class Y

Touchstone Sustainability and Impact Equity Fund	Sentinel Sustainable Core Opportunities Fund
Class A
Class Y

Touchstone Balanced Fund	Sentinel Balanced Fund
Class A
Class C
Class Y

Touchstone Large Cap Focused Fund	Sentinel Common Stock Fund
Class A
Class C
Class Y
Institutional Class

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May 30, 2017

Acquiring Fund	Corresponding Target Fund
Touchstone International Equity Fund	Sentinel International Equity Fund
Class A
Class C
Class Y

Touchstone Small Company Fund	Sentinel Small Company Fund
Class A
Class C
Class Y
Class R6

Acquiring Funds Touchstone Flexible Income Fund and Touchstone Sustainability and Impact Equity Fund are existing series of the Registrant. Acquiring Funds Touchstone Balanced Fund, Touchstone Large Cap Focused Fund, Touchstone International Equity Fund and Touchstone Small Company Fund (collectively, the “Shell Funds”) are newly formed series of the Registrant that will not commence operations until the closing of the Reorganizations.

This filing is one of three filings that will be made in connection with the integration of the Sentinel Funds into the Touchstone Funds, each of which is being filed today or shortly thereafter. In addition to the Registrant’s Registration Statement on Form N-14 transmitted herewith, (1) Touchstone Funds Group Trust (“TFGT”) (CIK: 0000914243; File No. 811-08104) expects to file on or about the date hereof a Registration Statement on Form N-14 relating to the reorganizations of three series of Sentinel Group Funds, Inc. into two existing series of TFGT, and (2) Touchstone Variable Series Trust (“TVST”) (CIK: 0000920547; File No. 811-08416) expects to file on or about June 2, 2017 a Registration Statement on Form N-14 relating to the reorganizations of four series of Sentinel Variable Products Trust into four newly formed series of TVST. In light of the similarities of the reorganizations involving series of the Registrant and series of TFGT, the Registration Statements on Form N-14 filed by the Registrant and TFGT will contain the same Joint Proxy Statement/Prospectus; however, such filings will contain different Statements of Additional Information.

In addition, a Rule 485(a) Post-Effective Amendment to the Registration Statement on Form N-1A of the Registrant relating to the Shell Funds [was filed/is expected to be filed on or about] [•], 2017.

Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7697 if you have any questions or comments regarding the filing.

Yours very truly, Jacob C. Tiedt Associate

JCT/Enclosures